Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment

As at	December 31, 2020			December 31, 2019
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$7,791	$(286)	$7,505	$7,316	$(155)	$7,161
Midstream	4,094	(951)	3,143	3,182	(585)	2,597
Corporate/Other	842	(598)	244	1,025	(636)	389
Reclassified to assets held for sale	(4)	—	(4)	(24)	2	(22)
	$12,723	$(1,835)	$10,888	$11,499	$(1,374)	$10,125

Interest capitalized on long-term capital construction projects for the year ended December 31, 2020 was $6 million (2019 - $15 million).

As at December 31, 2020, the Corporation had approximately $457 million (December 31, 2019 - $725 million) of capital projects under construction that were not yet subject to amortization.
Depreciation expense related to property, plant and equipment (including assets under capital leases) for the year ended December 31, 2020 was $346 million (2019 - $358 million).